Derivatives - Derivatives Designated as Accounting Hedges - Cash Flow and Net Investment Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives	$ 55	$ 195	$ 156
Gains (Losses) in Income Reclassified from Accumulated OCI	(883)	(760)	(773)
Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing	(2)	(4)	0
Interest rate risk on variable-rate portfolios | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives	95	68	(321)
Gains (Losses) in Income Reclassified from Accumulated OCI	(974)	(1,119)	(1,102)
Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing	(2)	(4)	0
Price risk on restricted stock awards | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives	(40)	127	477
Gains (Losses) in Income Reclassified from Accumulated OCI	91	359	329
Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing	0	0	0
Foreign exchange risk | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives	3,010	3,021	1,024
Gains (Losses) in Income Reclassified from Accumulated OCI	153	21	(355)
Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing	$ (298)	$ (503)	$ (134)